Share-Based Compensation (Summary Of NV Equity Plan Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013
Options outstanding at beginning of period, Number of Options	2,077,036	[1]
Options exercised during year, Number of Options	(368,279)	[2]
Options exercised during year, Weighted Average Exercise Price	$ 26.57	[2]
Options outstanding at end of period, Number of Options	1,708,757
Genesis [Member]
Options exercised during year, Number of Options	168,279
Options outstanding at end of period, Number of Options	299,754

[1]	Including 299,754 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010; these options were issued pursuant to a separate board resolution, so not under any of AerCap Equity Incentive Plans.
[2]	Including 168,279 AER options granted to former Genesis directors and employees; refer to footnote 1.